Discontinued Operations And Held For Sale Businesses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain (loss) on disposal and impairment, after taxes	$ 64	$ (150)	$ 6
Tax effect of gain on disposal of discontinued oeprations	132	0	0
Goodwill Written Off Related To Sale Of Business Unit		(2)
Asset impairment expense	391	20	175
Discontinued Operations Income Loss
Revenue	958	1,251	1,662
Income (loss) from operations of discontinued businesses, before taxes	(793)	99	238
Income tax expense	287	(22)	(59)
Income from operations of discontinued businesses	(506)	77	179
Subsidiary Central Valley [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain (loss) on disposal and impairment, after taxes	0	0	(1)
Subsidiary Jiaozuo [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Divestiture Of Ownership In Subsidiary Percent			70.00%
Sale Proceeds			73
Gain (loss) on disposal and impairment, after taxes	0	0	7
Goodwill Written Off Related To Sale Of Business Unit			4
Subsidiary Lal Pir And Pak Gen [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Sale Proceeds	117
Sale Proceeds AES Portion	65
Gain (loss) on disposal and impairment, after taxes	(22)	(150)
Loss on disposal and impairment recognized net of tax and noncontrolling interests	14
Subsidiary Lal Pir [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Generation Capacity (MW)	362
Divestiture Of Ownership In Subsidiary Percent	55.00%
Gain (loss) on disposal and impairment, after taxes	(6)	(74)	0
Subsidiary Pak Gen [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Generation Capacity (MW)	365
Divestiture Of Ownership In Subsidiary Percent	55.00%
Gain (loss) on disposal and impairment, after taxes	(16)	(76)	0
Subsidiary Barka [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Generation Capacity (MW)	456
Divestiture Of Ownership In Subsidiary Percent	35.00%
Sale Proceeds	170
Sale Proceeds AES Portion	124
Gain (loss) on disposal and impairment, after taxes	80	0	0
Tax effect of gain on disposal of discontinued oeprations	38
Loss on disposal and impairment recognized net of tax and noncontrolling interests	63
Subsidiary Barka Related Service Companies [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Divestiture Of Ownership In Subsidiary Percent	100.00%
Subsidiary Ras Laffan [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Generation Capacity (MW)	756
Divestiture Of Ownership In Subsidiary Percent	55.00%
Water Desalination Capacity (MIGD)	40
Sale Proceeds	234
Gain (loss) on disposal and impairment, after taxes	6	0	0
Eastern Energy Subsidiary [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Generation Capacity (MW)	1,169
Asset impairment expense	827
Fair Value	0
Carrying Amount	$ 827
Subsidiary Borsod And Tiszapalkonya [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Generation Capacity (MW)	161